401(k) Plan	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
401(k) Plan
401(k) Plan
We have a qualified defined contribution plan under Section 401(k) of the Internal Revenue Code covering eligible employees. Under the plan, participating employees may defer up to 100% of their pre-tax earnings, subject to the Internal Revenue Service annual contribution limits. Effective January 1, 2015, we began matching a portion of the employee contributions. Our contribution expense in 2015 totaled $0.9 million.